Note Investment Securities Available for Sale (Name of issuers, and the aggregate amortized cost and fair value of the securities of such issuer, in which the aggregate amortized cost exceeds 10% of stockholders' equity) (Detail) - USD ($)
$ in Thousands
	Dec. 31, 2015	Dec. 31, 2014
FNMA
Investment Holdings [Line Items]
Amortized Cost	$ 2,649,860	$ 1,746,807
Fair Value	2,633,899	1,736,987
FHLB
Investment Holdings [Line Items]
Amortized Cost	340,119	737,149
Fair Value	338,700	732,894
Freddie Mac
Investment Holdings [Line Items]
Amortized Cost	1,088,691	1,117,865
Fair Value	$ 1,079,956	$ 1,112,485